Stock-Based Compensation - SRA	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
SRA Companies, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-Based Compensation
Stock-Based Compensation:
Stock Options
The Board of Directors adopted a stock incentive plan in February 2012, amended in December 2012, the 2012 Plan, that authorizes the issuance of up to 61,262 shares of common stock in the form of options. Under the 2012 Plan, key employees, non-employee directors and consultants of the Company may be granted a combination of service and performance options. The performance options are considered market-based for accounting purposes. The Company utilizes the Black-Scholes-Merton option-pricing model to value the service options and the Monte Carlo or binomial lattice model to value the performance options.
The service options generally vest in five equal installments subject to the option holder’s continued employment or service with the Company. The performance options vest at the time of a change in control based upon a specified level of cash return to the PEP Funds from its investment in the Company. The service and performance options expire 10 years from the date of grant.
The following table summarizes stock option activity for the three months ended September 30, 2015:

Service Options:
Shares under option at June 30, 2015	29,157
Options granted	—
Options forfeited or cancelled	(258)
Shares under option at September 30, 2015	28,899
Options exercisable at September 30, 2015	20,649

Performance Options:
Shares under option at June 30, 2015	26,601
Options granted	—
Options forfeited or cancelled	(513)
Shares under option at September 30, 2015	26,088

Pursuant to the terms of the Merger Agreement, the Merger will result in the cancellation and settlement of all outstanding vested service options and all outstanding performance options through a combination of cash and CSGov stock, and will result in the conversion of all outstanding unvested service options into unvested options of CSGov of equivalent value.
Restricted Common Stock
In fiscal 2012, pursuant to the Chief Executive Officer’s, or CEO’s, employment agreement, the CEO was granted 1,000 shares of restricted common stock at $1,000 per share. The restricted shares vest 20% per year on each of the first five anniversaries of the CEO’s date of employment with the Company.
In June 2013, the Board of Directors approved a restricted stock plan, or Restricted Stock Plan. The Board may award shares of restricted stock under the Restricted Stock Plan, at its discretion, to key employees. As of September 30, 2015, the number of authorized shares eligible for grant under the Restricted Stock Plan was 19,340 shares of common stock.
Vesting of restricted stock awarded under the Restricted Stock Plan is subject to the grantee’s continuous employment with the Company from the grant date to the vesting date. Awards vest over various time periods ranging from zero to 36 months. Vested restricted stock issued under the Restricted Stock Plan remains subject to certain sales and transfer restrictions.
The following table summarizes restricted stock activity for the three months ended September 30, 2015:

Nonvested restricted shares of SRA Companies at June 30, 2015	10,239
Restricted shares granted	—
Restricted shares vested	(310)
Restricted shares forfeited	(550)
Nonvested restricted shares of SRA Companies at September 30, 2015	9,379

Stock Compensation Expense
The Company recognized stock-based compensation expense related to the stock options and restricted stock of $2.2 million and $1.6 million for the three months ended September 30, 2014 and 2015, respectively.
Pursuant to the terms of the Merger Agreement, the Merger will result in the cancellation and settlement of all outstanding unvested restricted stock through a combination of cash and CSGov stock.

Stock-Based Compensation:
Stock Options
The Board of Directors adopted a stock incentive plan in February 2012, amended in December 2012, or the 2012 Plan, that authorizes the issuance of up to 61,262 shares of common stock in the form of options. Under the 2012 Plan, key employees, non-employee directors and consultants of the Company may be granted a combination of service and performance options. The performance options are considered market-based for accounting purposes. The Company utilizes the Black-Scholes-Merton option-pricing model to value the service options and the Monte Carlo or binomial lattice model to value the performance options.
The service options generally vest in five equal installments subject to the option holder’s continued employment or service with the Company. The performance options vest at the time of a change in control based upon a specified level of cash return to the PEP Funds from its investment in the Company. The service and performance options expire 10 years from the date of grant.
Assumptions
In calculating the compensation expense for options granted, the Company utilizes the Black-Scholes-Merton model to value the service options and the Monte Carlo or binomial lattice model to value the performance options. The weighted average assumptions used to calculate fair market value of the stock options in the models for the periods presented were as follows:

	Fiscal Year Ended June 30,
	2013	2014	2015
Expected volatility	42.0%	142.5%	50.0%
Expected term (in years)	4.25	4.5	2.0
Risk-free interest rate	0.42%	0.63%	0.56%
Dividend yield	—%	—%	—%

For 2013 and 2014, the expected volatility is based upon the combination of SRA’s historical stock volatility as a public company before the announcement of the Transaction, the historical volatility of peer public companies’ stock prices and the implied volatility of comparable, publicly traded companies’ share prices determined from publicly traded call options, as applicable. For 2015 the expected volatility is based upon historical volatility of peer public companies’ stock prices.
The expected term is estimated based on exit event scenarios. The risk-free rate is based on the forward U.S. Treasury note yields over the expected term. The Company used a dividend yield percentage of zero because the Company has not historically paid dividends.
The estimated forfeiture rate was 35%, 40% and 45% for fiscal 2013, 2014 and 2015, respectively, based on an analysis of the Company’s historical forfeiture rate averages since the Transaction.

The following table summarizes stock option activity:

	Fiscal Year Ended June 30,
	2013	2014	2015
Service Options:
Shares under option at beginning of period	26,460	25,210	26,071
Options granted	5,581	5,362	1,495
Options forfeited or cancelled	(6,831)	(4,501)	(1,534)

Shares under option at end of period	25,210	26,071	26,032

Options exercisable at end of period	4,506	8,142	12,341

Performance Options:
Shares under option at beginning of period	27,060	25,488	25,957
Options granted	7,781	5,362	1,495

Options forfeited or cancelled	(9,353)	(4,893)	(851)

Shares under option at end of period	25,488	25,957	26,601

For the service options, the weighted-average exercise price is $1,000. The weighted-average fair value per option granted, calculated based on the Black-Scholes-Merton model, was $341, $192 and $168 for fiscal 2013, 2014, and 2015, respectively. For the performance options, the weighted-average exercise price is $1,000. The weighted-average fair value per option granted, calculated based on the binomial lattice model for 2013 and the Monte Carlo model for 2014 and 2015, was $188, $186 and $79 for fiscal 2013, 2014 and 2015, respectively.
As of June 30, 2015, the aggregate intrinsic value of the stock options outstanding, stock options exercisable and stock options expected to vest was $7.4 million, $1.7 million and $3.0 million, respectively. Intrinsic value is calculated as the difference between the exercise price of the shares and the fair market value as of June 30, 2015.
Restricted Common Stock
In fiscal 2012, pursuant to the Chief Executive Officer’s, or CEO’s, employment agreement, the CEO was granted 1,000 shares of restricted common stock valued at $1,000 per share. The restricted shares vest 20% per year on each of the first five anniversaries of the CEO’s date of employment with the Company.
In June 2013, the Board of Directors approved a restricted stock plan, or Restricted Stock Plan. The Board may award shares of restricted stock under the Restricted Stock Plan, at its discretion, to key employees. As of June 30, 2015, the number of authorized shares eligible for grant under the Restricted Stock Plan was 19,340 shares of common stock.
Vesting of restricted stock awarded under the Restricted Stock Plan is subject to the grantee’s continuous employment with the Company from the grant date to the vesting date. Awards vest over various time periods ranging from zero to 36 months. Vested restricted stock issued under the Restricted Stock Plan remains subject to certain sales and transfer restrictions, including a performance condition on certain vested restricted stock.
The following table summarizes restricted stock activity:

	Fiscal Year Ended June 30,
	2013	2014	2015
Nonvested restricted shares at beginning of period	1,000	12,165	12,076
Restricted shares granted	11,365	3,309	1,300
Restricted shares vested	(200)	(200)	(2,517)
Restricted shares forfeited	—	(3,198)	(620)

Nonvested restricted shares at end of period	12,165	12,076	10,239

The weighted-average grant-date fair value of the restricted stock granted in fiscal 2013 was $250 per share. The weighted-average grant-date fair value of the restricted stock granted in fiscal 2014 and 2015 was $200 and $226 per share, respectively, which is restricted by a Company performance condition. The per share value calculated for purposes of recording stock-based compensation expense was determined using a discounted cash flow analysis as well as comparative market multiples, and was discounted for lack of marketability.
Stock Compensation Expense
The Company recognized stock-based compensation expense related to the stock options and restricted stock of $2.8 million, $3.3 million and $3.9 million for the years ended June 30, 2013, 2014 and 2015, respectively. The total amount of unrecognized compensation expense related to unvested stock-based compensation arrangements was $3.2 million as of June 30, 2015 and is expected to be recognized on a straight-line basis over a weighted average period of 1.7 years.